SHARE CAPITAL - Options Outstanding and Exercisable (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	40,838
Aggregate intrinsic value | $	$ 0
Number of options exercisable	30,579
Exercise price 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 20
Number of options outstanding	373
Weighted average remaining contractual life (years)	4 years 2 months 12 days
Aggregate intrinsic value | $	$ 0
Number of options exercisable	373
Exercise price 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 24.6
Number of options outstanding	662
Weighted average remaining contractual life (years)	6 years 18 days
Aggregate intrinsic value | $	$ 0
Number of options exercisable	340
Exercise price 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 65
Number of options outstanding	38,150
Weighted average remaining contractual life (years)	4 years 8 months 4 days
Aggregate intrinsic value | $	$ 0
Number of options exercisable	28,213
Exercise price 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 150
Number of options outstanding	1,190
Weighted average remaining contractual life (years)	4 years 2 months 4 days
Aggregate intrinsic value | $	$ 0
Number of options exercisable	1,190
Exercise price 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 400
Number of options outstanding	463
Weighted average remaining contractual life (years)	4 years 25 days
Aggregate intrinsic value | $	$ 0
Number of options exercisable	463